Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets [Abstract]
Amortization expense	$ 55,524	$ 34,507	$ 28,253